Other Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Other Income And Expense [Abstract]
Summary of Details of Other Income	Details of other income for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023		2022		2021
	(In millions of Korean won)
Gain on disposal of property and equipment	₩	20	₩	15	₩	7
Miscellaneous gain	893		590		600
Total	₩	913	₩	605	₩	607

Summary of Details of Other Expenses	Details of other expenses for the years ended December 31, 2023, 2022 and 2021 are as follows:

	2023	2022	2021
	(In millions of Korean won)
Loss on retirement and disposal of property and equipment	₩ —	₩ —	₩ 57
Impairment loss on intangible assets	1,531	293	281
Impairment loss on other non-current assets (*)	—	177	1,087
Donation	—	—	1
Loss on retirement and disposal of intangible assets	6	4	—
Miscellaneous loss	15	265	26
Total	₩ 1,552	₩ 739	₩ 1,452
(*)The Group recognized an impairment loss as the recoverable amount was less than the book value of minimum guaranteed royalties for the game in service.